Principal Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Short-term Investments - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Assets
Short-term investments — Wealth management products	¥ 314,800,000	¥ 115,400,000
Fair Value Measurements Recurring
Assets
Short-term investments — Wealth management products	314,812,946	115,436,080
Fair Value Measurements Recurring | Level 2
Assets
Short-term investments — Wealth management products	¥ 314,812,946	¥ 115,436,080